Commitments and Letters of Credit (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Commitments to Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Legally Binding Commitments	$ 406.7		$ 479.8
Commitments and Letters of Credit	30,045.7	[1]	28,702.2	[1]
Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments and Letters of Credit	4,573.7	[2]	4,293.4	[2]
Weighted average maturity of standby letters of credit (in months)	27		27
Standby Letters of Credit | Secured by Cash Deposits or Participated to Others
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments and Letters of Credit	$ 557.7		$ 608.2

[1]	These amounts exclude $406.7 million and $479.8 million of commitments participated to others at December 31, 2012 and 2011, respectively.
[2]	These amounts include $557.7 million and $608.2 million of standby letters of credit secured by cash deposits or participated to others as of December 31, 2012 and 2011, respectively. The weighted average maturity of standby letters of credit was 27 months at December 31, 2012 and 2011.